Schedule of Current and Deferred Portions of the Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current taxes	$ 139,904	$ 103,305	$ 180,024
Deferred taxes	(5,898)	(5,177)	14,339
Income tax expense	$ 134,006	$ 98,128	$ 194,363